Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock-Based Compensation [Line Items]
Unrecognized compensation costs (in Dollars)	$ 4,405
Recognized over a weighted-average period	3 years 1 month 2 days
Options granted	397,628
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of ordinary shares	49,893,452	44,740,618
RSU's granted	688,929
Stock Options [Member]
Stock-Based Compensation [Line Items]
Number of outstanding options not yet vested	5,372,834
Unrecognized compensation costs (in Dollars)	$ 3,441
Recognized over a weighted-average period	2 years 3 months 25 days
Weighted-average fair value of options (in Dollars per share)	$ 1.66
Total intrinsic value (in Dollars)	$ 693
Stock Options [Member] | Related Party [Member]
Stock-Based Compensation [Line Items]
Options granted	397,628
RSU’s [Member]
Stock-Based Compensation [Line Items]
Recognized over a weighted-average period	2 years 7 months 17 days
Unrecognized compensation cost related to unvested RSUs (in Dollars)	$ 20,932
RSU's granted	4,153,811